Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net (loss)/income	$ (105,291)	$ 175,562	$ 41,332
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Depreciation and amortization	98,124	108,206	107,395
Amortization and write-off of deferred financing costs	5,384	6,309	5,580
Amortization of deferred drydock and special survey costs	9,581	7,289	5,364
Provision for losses on accounts receivable	630	17,136	239
Unrealized loss/(gain) on FFA derivatives	69	124	(289)
Share based compensation	5,021	4,712	4,252
Gain on sale of assets	(18)	(323)	(38,822)
Loss on bond and debt extinguishment	12,142	0	5,573
Loss on change in control	0	0	35,325
Income tax (benefit)/expense	(4,260)	312	(56)
Equity in affiliates, net of dividends received	19,781	(7,519)	3,008
Changes in operating assets and liabilities:
Decrease in restricted cash	430	1,317	13,043
Increase in accounts receivable	(1,110)	(1,434)	(32,594)
Decrease/(increase) in inventories	4,966	(9,820)	(2,311)
(Increase)/decrease in prepaid expenses and other assets	(26,653)	18,384	(4,375)
Decrease/(increase) in due from affiliate companies	80,159	(59,134)	(50,786)
(Decrease)/increase in accounts payable	(12,916)	6,701	1,333
(Decrease)/increase in accrued expenses	(12,156)	9,483	18,539
(Decrease)/increase in deferred income	(2,112)	(13,340)	10,168
Decrease in other long term liabilities	(1,109)	(20,739)	(6,742)
Increase/(decrease) in derivative assets and liabilities	1,206	(121)	335
Payments for dry dock and special survey costs	(12,119)	(14,461)	(12,769)
Net cash provided by operating activities	59,749	228,644	102,742
INVESTING ACTIVITIES:
Cash acquired through asset acquisition	0	33	0
Deconsolidation of Navios Acquisition	0	0	(72,425)
Acquisition of intangible assets	(2,092)	0	0
Proceeds from sale of assets	0	67,500	120,000
Loan to affiliate company	(2,660)	0	0
Decrease in restricted cash	0	0	778
Loan repayment from affiliate company	35,000	10,000	6,000
Decrease/(increase) in long-term receivable from affiliate companies	14,908	(11,120)	(33,609)
Dividends from affiliate companies	10,126	5,202	3,901
Deposits for vessel acquisitions	0	0	(66,769)
Investment in affiliate companies	(167,919)	(1,472)	(2,052)
Acquisition of vessels	(85,699)	(38,357)	(56,059)
Purchase of property, equipment and other fixed assets	(60,235)	(19,333)	(71,128)
Net cash (used in)/provided by investing activities	(258,571)	12,453	(171,363)
FINANCING ACTIVITIES:
Proceeds from long-term loans	51,250	52,230	86,379
Proceeds from issuance of ship mortgage and senior notes, net of debt issuance costs	725,486	84,965	534,188
Repayment of long-term debt and payment of principal	(157,228)	(236,178)	(248,487)
Repayment of ship mortgage and senior notes	(488,000)	0	(300,000)
Payments of obligations under capital leases	(1,353)	(1,519)	(1,040)
Debt issuance costs	(905)	(1,858)	(2,767)
Decrease/(increase) in restricted cash	22,234	(19,623)	(284)
Acquisition of noncontrolling interest	(750)	0	(8,638)
Contribution from noncontrolling shareholders	3,905	0	0
Issuance of common stock	551	93	415
Dividends paid	(26,405)	(32,435)	(27,238)
Acquisition of treasury stock	0	0	(221)
Net cash provided by/(used in) financing activities	128,785	(154,325)	32,307
(Decrease)/increase in cash and cash equivalents	(70,037)	86,772	(36,314)
Cash and cash equivalents, beginning of year	257,868	171,096	207,410
Cash and cash equivalents, end of year	187,831	257,868	171,096
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	147,405	102,119	78,151
Cash paid for income taxes	586	864	834
Non-cash investing and financing activities
Capitalized deferred financing costs into vessel cost	0	135	291
Reclassification of investments in available for sale securities to investments in affiliates	0	82,572	0
Reclassification of accumulated other comprehensive income to investments in affiliates	0	6,158	0
Purchase of property and equipment	0	(15,413)	0
Working capital acquired	0	597	0
Revaluation of vessels due to restructuring of capital lease obligations	0	4,590	0
Decrease in capital lease obligations due to restructuring	0	(4,590)	0
Dividends declared but not paid	0	0	6,149
Investments in available for sale securities	$ 17,715	$ 810	$ 10,283